6. Marketable Securities (Details - Marketable Securities) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014	Jun. 30, 2014	Dec. 31, 2013
Marketable securities cost	$ 1,062,802	$ 300,470
Gross unrealized gains	38,618	11,116
Gross unrealized losses	(20,583)	0
Marketable securities	1,080,837	311,586	$ 1,018,594	$ 256,004
Proceeds from sale of marketable securities, gross proceeds	2,500,000
Gain realized on sale of marketable securities	1,916	65,655
Equity Securities
Marketable securities cost	804,394	299,836
Gross unrealized gains	36,124	11,116
Gross unrealized losses	(19,453)	0
Marketable securities	821,065	310,952
InternationalEquities
Marketable securities cost	72,049
Gross unrealized gains	2,494
Gross unrealized losses	(1,130)	0
Marketable securities	73,413	0
Money Market Funds [Member]
Marketable securities cost	186,359	634
Gross unrealized gains	0	0
Gross unrealized losses	0	0
Marketable securities	$ 186,359	$ 634